Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories
Note 7 - Inventories

	December 31
	2020	2021
	US$ thousands

Raw materials and components	29,362	57,156
Products in process	10,041	11,186
Finished products	8,247	7,411
	47,650	75,753

In the years ended December 31, 2019, 2020 and 2021, the Company recorded inventory write-downs in the amount of US$ 2,106 thousand, US$ 1,578 thousand and US$ 5,246 thousand respectively.